Effects of new IFRS applicable for the first time and in future periods (Tables)	12 Months Ended
Sep. 30, 2022
Applicability Of Accounting Standards [Abstract]
Standards to be Applied in Future Periods and Standards Applied for the First Time

Standard / Interpretation	Effective date
IFRS 17 Insurance Contracts	1/1/2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	1/1/2023
Definition of Accounting Estimate (Amendments to IAS 8)	1/1/2023
The following standards and interpretations were applied for the first time to these consolidated financial statements.

Standard / Interpretation
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
Annual Improvements to IFRS Standards 2018-2020
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
Reference to the Conceptual Framework (Amendments to IFRS 3)